Supplement to the
Fidelity® Large Cap Value Fund
April 1, 2011
Prospectus

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective on August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Effective August 1, 2011, the first paragraph under the heading "Principal Investment Strategies"in the "Fund Basics" section on page 8 has been removed.

Effective August 1, 2011, the following information replaces similar language in the second paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

LCV-11-02  May 6, 2011
1.918632.102

The fourth paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8 has been removed.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective on August 1, 2011, the following information replaces similar language under the heading "Shareholder Notice" in the "Fund Basics" section on page 10.

The fund normally invests at least 80% of its assets in stocks of companies with large market capitalizations.

Supplement to the

Fidelity® Large Cap Growth Fund (FSLGX)
Fidelity Large Cap Value Fund (FSLVX)
Fidelity Mid Cap Growth Fund (FSMGX)
and Fidelity Mid Cap Value Fund (FSMVX)

Fidelity Large Cap Growth Fund is a Class of shares of Fidelity Large Cap Growth Fund; Fidelity Large Cap Value is a Class of shares of Fidelity Large Cap Value Fund; Fidelity Mid Cap Growth Fund is a Class of shares of Fidelity Mid Cap Growth Fund; and Fidelity Mid Cap Value Fund is a Class of shares of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

LMCB-11-02  May 6, 2011
1.774031.115

Supplement to the
Fidelity Advisor® Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment polices.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
ALCV-11-02  May 6, 2011
1.847519.109

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Effective August 1, 2011, the first paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9 has been removed.

Effective August 1, 2011, the following information replaces similar language in the second paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The fourth paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9 has been removed.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective August 1, 2011, the following information replaces similar language under the heading "Shareholder Notice" in the "Fund Basics" section on page 11.

The fund normally invests at least 80% of its assets in stocks of companies with large market capitalizations.

Supplement to the
Fidelity Advisor® Large Cap Value Fund
Institutional Class
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Effective August 1, 2011, the first paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8 has been removed.

Effective August 1, 2011, the following information replaces similar language in the second paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

ALCVI-11-02  May 6, 2011
1.855556.106

The fourth paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8 has been removed.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective August 1, 2011, the following information replaces similar language under the heading "Shareholder Notice" in the "Fund Basics" section on page 10.

The fund normally invests at least 80% of its assets in stocks of companies with large market capitalizations.

Supplement to the

Fund
Class A
		Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Large Cap Growth Fund	FLNAX	FLNTX	FLNBX	FLNEX	FLNOX
Fidelity Advisor Large Cap Value Fund	FLUAX	FLUTX	FLUBX	FLUEX	FLUIX
Fidelity Advisor Mid Cap Growth Fund	FGCAX	FGCTX	FGCBX	FGCCX	FGCOX
Fidelity Advisor Mid Cap Value Fund	FMPAX	FMPTX	FMPBX	FMPEX	FMPOX

Fidelity Advisor® Large Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Large Cap Growth Fund; Fidelity Advisor Large Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Large Cap Value Fund; Fidelity Advisor Mid Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Growth Fund; and Fidelity Advisor Mid Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

ACOM1B-11-02  May 6, 2011
1.848945.108